Investor A C and Institutional [Member] Investment Objectives and Goals - Investor A, C and Institutional - BlackRock Income Fund	Sep. 30, 2025
Prospectus [Line Items]
Risk/Return [Heading]	Fund Overview Key Facts About BlackRock Income Fund
Objective [Heading]	Investment Objective
Objective, Primary [Text Block]	The investment objective of the BlackRock Income Fund (formerly known as BlackRock Credit Strategies Income Fund)(the “Fund”) is to seek to provide high current income,
Objective, Secondary [Text Block]	with a secondary objective of long-term capital appreciation.